Deposits - Schedule of Composition of Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Demand noninterest-bearing	$ 92,524	$ 80,069
Interest checking and money market	252,345	243,116
Savings	40,436	39,091
Time deposits $250,000 and over	8,148	9,865
Other time deposits	74,280	84,294
Total deposits	$ 467,733	$ 456,435
Demand noninterest-bearing, percentage	20.00%	18.00%
Interest checking and money market, percentage	54.00%	53.00%
Savings, percentage	8.00%	9.00%
Time deposits $250,000 and over, percentage	2.00%	2.00%
Other time deposits, percentage	16.00%	18.00%
Total, percentage	100.00%	100.00%